INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)	12 Months Ended
	Mar. 31, 2015 USD ($) Number		Mar. 31, 2014 USD ($) Number
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	18		13
Sale of Underlying Operating Partnership | Number	7		2
Partnership Proceeds from Disposition	$ 2,856,845	[1]	$ 6,607,094	[2]
Gain on Disposition	$ 3,170,953		$ 6,548,180
Series Fifteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	3		1
Sale of Underlying Operating Partnership | Number	3		0
Partnership Proceeds from Disposition	$ 700,342	[1]	$ 20,746	[2]
Gain on Disposition	$ 700,342		$ 20,746
Series Sixteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	6		2
Sale of Underlying Operating Partnership | Number	1		1
Partnership Proceeds from Disposition	$ 254,999	[1]	$ 856,031	[2]
Gain on Disposition	$ 254,999		$ 791,031
Series Seventeen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	3		7
Sale of Underlying Operating Partnership | Number	1		1
Partnership Proceeds from Disposition	$ 1,130,141	[1]	$ 5,702,299	[2]
Gain on Disposition	$ 1,138,960		$ 5,708,385
Series Eighteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	5		2
Sale of Underlying Operating Partnership | Number	1		0
Partnership Proceeds from Disposition	$ 266,641	[1]	$ 28,018	[2]
Gain on Disposition	$ 571,930		$ 28,018
Series Nineteen [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	1		1
Sale of Underlying Operating Partnership | Number	1		0
Partnership Proceeds from Disposition	$ 504,722	[1]	$ 0	[2]
Gain on Disposition	$ 504,722		$ 0

[1]	Fund proceeds from disposition does not include $305,289 recorded as a receivable as of March 31, 2015 for Series 18 and Fund proceeds from disposition does not include the amount of $8,819 due to a writeoff of capital contribution payable of $8,819 for Series 17.
[2]	Fund proceeds from disposition includes $65,000 recorded as a receivable as of March 31, 2013 for Series 16 and Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $6,086 for Series 17.